PROPERTY, PLANT AND EQUIPMENT - Summary of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	$ 43,894	$ 41,320
Accumulated Depreciation	15,042	14,340
Construction in Progress	2,598	2,113
Total	31,450	29,093
Transmission
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	23,618	22,359
Accumulated Depreciation	7,437	7,100
Construction in Progress	2,191	1,616
Total	18,372	16,875
Distribution
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	15,338	14,335
Accumulated Depreciation	5,053	4,813
Construction in Progress	304	318
Total	10,589	9,840
Communication
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	1,539	1,511
Accumulated Depreciation	1,327	1,242
Construction in Progress	57	45
Total	269	314
Administration and service
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	2,578	2,382
Accumulated Depreciation	1,101	1,063
Construction in Progress	46	134
Total	1,523	1,453
Easements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	821	733
Accumulated Depreciation	124	122
Construction in Progress	0	0
Total	$ 697	$ 611